Derivative Financial Instruments	3 Months Ended
Mar. 31, 2014
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

NOTE 7 — DERIVATIVE FINANCIAL INSTRUMENTS

As part of managing economic risk and exposure to interest rate and foreign currency risk, the Company enters into derivative transactions in over-the-counter markets with other financial institutions. The Company does not enter into derivative financial instruments for speculative purposes.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Act”) includes measures to broaden the scope of derivative instruments subject to regulation by requiring clearing and exchange trading of certain derivatives, and imposing margin, reporting and registration requirements for certain market participants.  Since the Company does not meet the definition of a Swap Dealer or Major Swap Participant under the Act, the new reporting and clearing obligations, which became effective April 10, 2013, apply to a limited number of derivative transactions executed with its lending customers in order to manage their interest rate risk.

See Note 1 — “Business and Summary of Significant Accounting Policies” in our December 31, 2013 Form 10-K for further description of the Company’s derivative transaction policies.

The following table presents fair values and notional values of derivative financial instruments:

Fair and Notional Values of Derivative Financial Instruments (1) (dollars in millions)

	March 31, 2014			December 31, 2013
	Notional	Asset Fair	Liability	Notional	Asset Fair	Liability
Qualifying Hedges	Amount	Value	Fair Value	Amount	Value	Fair Value
Cross currency swaps - net investment hedges	$ 45.2	$ 2.9	$ -	$ 47.1	$ 1.1	$ -
Foreign currency forward contracts – cash flow hedges	3.8	-	(0.3)	3.8	-	(0.3)
Foreign currency forward contracts – net investment hedges	1,667.7	24.0	(31.8)	1,436.8	11.8	(23.8)
Total Qualifying Hedges	1,716.7	26.9	(32.1)	1,487.7	12.9	(24.1)
Non-Qualifying Hedges
Cross currency swaps	126.7	11.5	-	131.8	6.3	-
Interest rate swaps	1,579.1	8.5	(29.4)	1,386.0	5.7	(25.4)
Written options	563.8	-	(0.9)	566.0	-	(1.0)
Purchased options	813.5	1.0	-	816.8	1.2	-
Foreign currency forward contracts	1,875.1	42.6	(43.9)	1,979.9	23.4	(50.8)
TRS	584.0	-	(11.4)	485.2	-	(9.7)
Equity Warrants	1.0	0.6	-	1.0	0.8	-
Total Non-qualifying Hedges	5,543.2	64.2	(85.6)	5,366.7	37.4	(86.9)

Total Hedges	$ 7,259.9	$ 91.1	$ (117.7)	$ 6,854.4	$ 50.3	$ (111.0)

(1)	Presented on a gross basis

Total Return Swaps

Two financing facilities between two wholly-owned subsidiaries of CIT and Goldman Sachs International (“GSI”) are structured as total return swaps (“TRS”), under which amounts available for advances are accounted for as derivatives.  Pursuant to applicable accounting guidance, only the unutilized portion of the TRS is accounted for as a derivative and recorded at its estimated fair value.  The size of the CIT Financial Ltd. (“CFL”) facility is $1.5 billion and the CIT TRS Funding B.V. (“BV”) facility is $625 million.

The aggregate “notional amounts” of the TRS of $584.0 million at March 31, 2014 and $485.2 million at December 31, 2013 represent the aggregate unused portions under the CFL and BV facilities and constitute derivative financial instruments.  These notional amounts are calculated as the maximum aggregate facility commitment amounts, currently $2,125.0 million, less the aggregate actual adjusted qualifying borrowing base outstanding of $1,541.0 million at March 31, 2014 and $1,639.8 million at December 31, 2013.  The notional amounts of the derivatives will increase as the adjusted qualifying borrowing base decreases due to repayment of the underlying asset-backed securities (“ABS”) to investors.  If CIT funds additional ABS under the CFL or BV facilities, the aggregate adjusted qualifying borrowing base of the total return swaps will increase and the notional amount of the derivatives will decrease accordingly.

Valuation of the derivatives related to the GSI facilities is based on several factors using a discounted cash flow (“DCF”) methodology, including:

-	CIT’s funding costs for similar financings based on current market conditions;
-	Forecasted usage of the facilities through the final maturity date in 2028; and
-	Forecasted amortization, including prepayment assumptions, due to principal payments on the underlying ABS, which impacts the amount of the unutilized portion.

Based on the Company’s valuation, a liability of $11.4 million and $9.7 million was recorded at March 31, 2014 and December 31, 2013, respectively.  The change in value is recorded in other income in the statement of operations.

In April 2014, the Company sold its student loan assets and extinguished the debt secured by these loans.  Approximately $0.8 billion of the extinguished debt served as reference obligations under the TRS.  The extinguishment of this debt increases the unfunded portion of the TRS and thus increases the derivative.  Management is structuring additional transactions that will utilize the facility and expects the transactions to close in either the second or third quarter.

Impact of Collateral and Netting Arrangements on the Total Derivative Portfolio

The following tables present a summary, as at March 31, 2014 and December 31, 2013, of the gross amounts of recognized financial assets and liabilities; the amounts offset in the consolidated balance sheet; the net amounts presented in the consolidated balance sheet; the amounts subject to an enforceable master netting arrangement or similar agreement that were not included in the offset amount above, and the amount of cash collateral received or pledged. Substantially the entire derivative portfolio is under an International Swaps and Derivatives Association (“ISDA”) agreement.

Offsetting of Derivative Assets and Liabilities (dollars in millions)

				Gross Amounts not offset in the Consolidated Balance Sheet

	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in the Consolidated Balance Sheet	Net Amount Presented in the Consolidated Balance Sheet	Derivative Financial Instruments (1)	Cash Collateral Pledged/(Received) (1)(2)	Net Amount
March 31, 2014
Derivative assets	$ 91.1	$ -	$ 91.1	$ (51.4)	$ (23.8)	$ 15.9
Derivative liabilities	(117.7)	-	(117.7)	51.4	23.5	(42.8)

December 31, 2013
Derivative assets	$ 50.3	$ -	$ 50.3	$ (33.4)	$ (5.0)	$ 11.9
Derivative liabilities	(111.0)	-	(111.0)	33.4	41.0	(36.6)

 (1) The Company’s derivative transactions are governed by ISDA agreements that allow for net settlements of certain payments as well as offsetting of all contracts (“Derivative Financial Instruments”) with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction.  We believe our ISDA agreements meet the definition of a master netting arrangement  or similar agreement for purposes of the above disclosure.  In conjunction with the ISDA agreements, the Company has entered into collateral arrangements with its counterparties which provide for the exchange of cash depending on the change in the market valuation of the derivative contracts outstanding.  Such collateral is available to be applied in settlement of the net balances upon the event of default by one of the counterparties.

(2) Collateral pledged or received is included in Other assets or Other liabilities, respectively.

The following table presents the impact of derivatives on the statements of operations:

Derivative Instrument Gains and Losses (dollars in millions)

		Quarters Ended March 31,
Derivative Instruments	Gain / (Loss) Recognized	2014	2013
Qualifying Hedges
Foreign currency forward contracts – cash flow hedges	Other income	$ -	$ (0.3)
Total Qualifying Hedges		-	(0.3)
Non Qualifying Hedges
Cross currency swaps	Other income	5.1	6.8
Interest rate swaps	Other income	3.8	3.8
Interest rate options	Other income	(0.1)	0.0
Foreign currency forward contracts	Other income	29.1	24.7
Equity warrants	Other income	(0.2)	0.2
TRS	Other income	(1.7)	2.7
Total Non-qualifying Hedges		36.0	38.2
Total derivatives-income statement impact		$ 36.0	$ 37.9

The following table presents the changes in AOCI relating to derivatives:

Changes in AOCI Relating to Derivatives (dollars in millions)

Contract Type	Derivatives - effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income	Total income statement impact	Derivatives - effective portion recorded in OCI	Total change in OCI for period
Quarter Ended March 31, 2014
Foreign currency forward contracts - cash flow hedges	$ -	$ -	$ -	$ -	$ -
Foreign currency forward contracts - net investment hedges	(3.1)	-	(3.1)	4.5	7.6
Cross currency swaps - net investment hedges	-	-	-	1.8	1.8
Total	(3.1)	-	(3.1)	6.3	9.4

Quarter Ended March 31, 2013
Foreign currency forward contracts - cash flow hedges	$ (0.3)	$ -	$ (0.3)	$ (0.4)	$ (0.1)
Foreign currency forward contracts - net investment hedges	(3.2)	-	(3.2)	19.2	22.4
Cross currency swaps - net investment hedges	-	-	-	3.8	3.8
Total	(3.5)	-	(3.5)	22.6	26.1

The estimated amount of net losses on cash flow hedges recorded in AOCI at March 31, 2014 expected to be recognized in income over the next 12 months is $(0.2) million.